Victory Small Cap Stock Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
S&P SmallCap 600 Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.70%	8.36%	8.96%
Lipper Small-Cap Core Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.56%	8.63%	8.40%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.42%	7.40%	7.49%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.92%	4.29%	4.47%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.14%	5.21%	5.01%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.44%	7.49%	7.60%